STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Oct. 31, 2011	Oct. 31, 2010
Revenue
Natural gas and oil revenue *	$ 249,383	[1]	$ 262,042	[1]	$ 1,133,766	$ 362,471
Cost of revenue
Natural gas and oil operating costs	79,635		83,790		297,656	152,479
Depletion	65,570		127,219		370,199	121,136
Total cost of revenues	145,205		211,009		667,855	273,615
Gross profit (loss)	104,178		51,033		465,911	88,856
Expenses
Accounting and audit	0		17,973		32,433	27,547
Insurance	2,147		2,338		8,749	7,014
Advertising and promotions	1,846		620		40,920	559
Bank charges and exchange loss	469		14,066		55,052	26,832
Stock Based Compensation	9,589		0		179,789	161,366
Consulting	75,892		48,115		262,134	168,512
Depreciation	0		255		425	1,021
Fees and Dues	10,175		6,488		36,454	26,567
Interest expense from loan payable	53,098		56,864		223,673	167,322
Investor relation	17,537		22,153		29,153	1,943
Legal and professional	40,392		4,311		58,015	23,015
Office and miscellaneous	1,127		1,421		5,181	1,213
Rent	3,754		3,427		14,620	15,404
Telephone	650		1,395		3,047	2,917
Training	0		268		268	0
Travel	6,423		1,516		48,247	4,340
Taxes					5,977	5,745
Write down of oil and gas property					0	1
Operating expenses	223,099		181,210		1,004,137	641,318
Net (loss) and comprehensive loss for the period	$ (118,921)		$ (130,177)		$ (538,226)	$ (552,462)
Basic and diluted (loss) per share	$ (0.01)		$ (0.01)		$ (0.04)	$ (0.04)
- Basic and diluted	16,431,452		12,979,921		14,176,503	12,325,675

[1]	2011 Revenue and cost of revenue for these months ended January 31, 2011 has been reclassified